Summary of Significant Accounting Policies	3 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Corporate History, Nature of Business and Mergers

Galaxy Next Generation LTD CO. (“Galaxy CO”) was organized in the state of Georgia in February 2017 while R & G Sales, Inc. (“R&G”) was organized in the state of Georgia in August 2004. Galaxy CO merged with R&G (“common controlled merger”) on March 16, 2018, with R&G becoming the surviving company. R&G subsequently changed its name to Galaxy Next Generation, Inc. (“Galaxy”).

FullCircle Registry, Inc., (“FLCR”) is a holding company created for the purpose of acquiring small profitable businesses to provide exit plans for those company’s owners. FLCR’s subsidiary, FullCircle Entertainment, Inc. (“Entertainment” or “FLCE”), owns and operates Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana.

On June 22, 2018, Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into Full Circle Registry, Inc.’s (FLCR) newly formed subsidiary - formed specifically for the transaction (Galaxy MS). The merger resulted in Galaxy MS becoming a wholly-owned subsidiary of FLCR. For accounting purposes, the acquisition of Galaxy by FLCR is considered a reverse acquisition, an acquisition transaction where the acquired company, Galaxy, is considered the acquirer for accounting purposes, notwithstanding the form of the transaction. The primary reason the transaction is being treated as a purchase by Galaxy rather than a purchase by FLCR is that FLCR is a public reporting company, and Galaxy’s stockholders gained majority control of the outstanding voting power of FLCR’s equity securities. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements of the Company prior to the merger are those of Galaxy.

In recognition of Galaxy’s merger with FLCR, several things occurred: (1) FLCR amended its articles of incorporation to change its name from FullCircle Registry, Inc. to Galaxy Next Generation, Inc.; (2) Galaxy and FLCR changed its fiscal year end to June 30, effective June 2018; (3) FLCR authorized shares of preferred stock were increased to 200,000,000 and authorized shares of common stock were increased to 4,000,000,000, (prior to the Reverse Stock Split) both with a par value of $0.0001; and (4) the Board of Directors and Executive Officers approved Gary LeCroy, President and Director; Magen McGahee, Secretary and Director; and Carl Austin, Director; and (5) the primary business operated by the combined company became the business that was operated by Galaxy.

On September 4, 2019, Galaxy entered into a stock purchase agreement with Interlock Concepts, Inc. (Concepts) and Ehlert Solutions Group, Inc. (Solutions).  Under the stock purchase agreement, Galaxy acquired 100% of the outstanding capital stock of both Concepts and Solutions. The purchase price for the acquisition was 1,350,000 shares of common stock and a two year note payable to the seller for $3,000,000. The note payable to the seller is subject to adjustment based on the achievement of certain future earnings goals.

The financial statements after the completion of the merger and acquisition include the consolidated assets and liabilities of the combined company (collectively Galaxy Next Generation, Inc., Full Circle Registry, Inc., FullCircle Entertainment, Inc., Interlock Concepts, Inc., and Ehlert Solutions Group, Inc. referred to collectively as the “Company”).

As disclosed in Note 12, the Entertainment segment was sold on February 6, 2019 in exchange for 38,625 Galaxy common shares.

Galaxy is a manufacturer and U.S. distributor of interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy’s products include Galaxy’s own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices. New technologies like Galaxy’s own touchscreen panels are sold along with renowned brands such as Google Chromebooks, Microsoft Surface Tablets, Lenovo and Acer computers, Verizon WiFi and more. Galaxy’s distribution channel consists of approximately 30 resellers across the U.S. who primarily sell its products within the commercial and educational market. Galaxy does not control where the resellers focus their resell efforts; however, the K-12 education market is the largest customer base for Galaxy products comprising nearly 90% of Galaxy’s sales. In addition, Galaxy also possesses its own reseller channel where it sells directly to the K-12 market, primarily throughout the Southeast region of the United States.

Solutions and Concepts are Utah-based audio design and manufacturing companies creating innovative products that provide fundamental tools for building notification systems primarily to K-12 education market customers located primarily in the north and northwest United States.  Solutions and Concepts’ products and services allow institutions access to intercom, scheduling, and notification systems with improved ease of use.  The products provide an open architecture solution to customers which allows the products to be used in both existing and new environments.  Intercom, public announcement (PA), bell and control solutions are easily added and integrated within the open architecture design and software model.  These products combine elements over a common internet protocol (IP) network, which minimizes infrastructure requirements and reduces costs by combining systems.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Any reference in these footnotes to applicable guidance is meant to refer to the authoritative U.S. generally accepted accounting principles (“GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

All intercompany transactions and accounts have been eliminated in the consolidation.

The Company’s financial reporting segments are Technology (reflecting the operations of Galaxy, Concepts, and Solutions) and Entertainment (reflecting the operations of the movie theater). The Company is an over-the-counter public company traded under the stock symbol listing GAXY (formerly FLCR).

Segment Reporting

The Company has identified two reportable segments: Technology and Entertainment. Segment determination is based on the internal organization structure, management of operations and performance evaluation by management and the Company’s Board of Directors. Separate management of each segment is required because each business unit is subject to different operational issues and strategies.

The Technology segment sells interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy's products include Galaxy’s own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices.  Concepts is a manufacturing company creating innovative products that provide fundamental tools for building notification systems.  Solutions is an audio design company providing installation, design, and servicing to customers.

The Entertainment segment owns and operates Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana. Entertainment generates revenues from movie ticket sales and concessions.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates used in preparing the consolidated financial statements include those assumed in computing the allowance for doubtful accounts, inventory reserves, product warranty liabilities, valuation of goodwill and intangibles, valuation of convertible notes payable and related warrants, and the valuation of deferred tax assets. It is reasonably possible that the significant estimates used will change within the next year.

Capital Structure

In accordance with ASC 505, Equity, the Company’s capital structure is as follows:

	September 30, 2019
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	14,658,382	14,619,757	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

	June 30, 2019
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	11,318,901	11,280,276	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

There is no publicly traded market for the preferred shares.

There are 112,619,758 common shares reserved at September 30, 2019 under terms of the convertible debt agreements and Stock Plan (see Notes 4 and 14).

There are 9,578,501 issued common shares that are restricted as of September 30, 2019. The shares may become free-trading after six months of being held upon satisfaction of certain terms and regulatory conditions.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. Under this method, acquired assets, including separately identifiable intangible assets, and any assumed liabilities are recorded at their acquisition date estimated fair value. The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents the goodwill amount resulting from the acquisition. Determining the fair value of assets acquired and liabilities assumed involves the use of significant estimates and assumptions.

Concurrent with the reverse triangular merger of FLCR and the acquisitions of Concepts and Solutions, the Company applied pushdown accounting. Pushdown accounting refers to the use of the acquirer’s basis in the preparation of the acquiree’s separate financial statements as the new basis of accounting for the acquiree. See Notes 12 and 13 for a discussion of the merger and acquisition and the related impact on the Company’s consolidated financial statements.

Revenue Recognition

Technology Interactive Panels and Related Products

The Company derives revenue from the sale of interactive panels and other related products. Sales of these panels may also include optional equipment, accessories and services (installation, training and other services, maintenance and warranty services). Product sales and installation revenue are recognized when all of the following criteria have been met: (1) products have been shipped or customers have purchased and accepted title to the goods; service revenue for installation of products sold is recognized as the installation services are performed, (2) persuasive evidence of an arrangement exists, (3) the price to the customer is fixed, and (4) collectability is reasonably assured.

Product sales resulting from fixed-price contracts involve a signed contract for a fixed price or a binding purchase order to provide the Company’s interactive panels and accessories. Contract arrangements exclude a right of return for delivered items. Product sales resulting from fixed-price contracts are generated from multiple-element arrangements that require separate units of accounting and estimates regarding the fair value of individual elements. The Company has determined that its multiple-element arrangements that qualify as separate units of accounting are (1) product sales and (2) installation and related services. There is objective and reliable evidence of fair value for both the product sales and installation services and allocation of arrangement consideration for each of these units is based on their relative fair values. Each of these elements represent individual units of accounting, as the delivered item has value to a customer on a stand-alone basis. The Company’s products can be sold on a stand-alone basis to customers which provides objective evidence of the fair value of the product portion of the multi-element contract, and thus represents the Company’s best estimate of selling price.

The fair value of installation services is separately calculated using expected costs of installation services. Many times, the value of installation services is calculated using price quotations from subcontractors to the Company who perform installation services on a stand-alone basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately, and it is not a significant focus of the Company’s marketing efforts. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole.

Deferred revenue consists of customer deposits and advance billings of the Company’s products where sales have not yet been recognized. Shipping and handling costs billed to customers are included in revenue in the accompanying statements of operations. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the accompanying statements of operations. Sales are recorded net of sales returns and discounts, and sales are presented net of sales-related taxes.

Because of the nature and quality of the Company’s products, the Company provides for the estimated costs of warranties at the time revenue is recognized for a period of five years after purchase as a secondary warranty. The manufacturer also provides a warranty against certain manufacturing and other defects. As of September 30, 2019 and June 30, 2019, the Company accrued $102,350 and $82,350, respectively, for estimated product warranty claims, which is included in accrued expenses in the accompanying consolidated balance sheets. The accrued warranty costs are based primarily on historical warranty claims as well as current repair costs. There was $82,494 and $0 of warranty expense for the three months ended September 30, 2019 and 2018, respectively. The Company is negotiating a warranty settlement with one of its manufacturers. At September 30, 2019, the Company accrued $292,138 payable to this manufacturer to be paid over twenty-four months.

Entertainment Theater Ticket Sales and Concessions

Revenues are generated principally through admissions and concessions sales with proceeds received in cash or via credit card at the point of sale.

Cash and Cash Equivalents

The Company considers cash and cash equivalents to be cash in all bank accounts, including money market and temporary investments that have an original maturity of three months or less.

From time to time, the Company has on deposit, in institutions whose accounts are insured by the Federal Deposit Insurance Corporation, funds in excess of the insured maximum. The at-risk amount is subject to significant fluctuation daily throughout the year. The Company has never experienced any losses related to these balances, and as such, the Company does not believe it is exposed to any significant risk.

Accounts Receivable

The Company reports accounts receivable at invoiced amounts less an allowance for doubtful accounts. Interest is not charged on past due accounts. Management reviews each receivable balance and estimates that portion, if any, of the balance that will not be collected. The carrying amount of the accounts receivable is then reduced by an allowance based on management’s estimate. At September 30, 2019 and June 30, 2019, management had determined an allowance on uncollectable accounts totaling $100,000 and $0, respectively, At September 30, 2019 and June 30, 2019, $97,629 and $247,007, respectively, of total accounts receivable were considered unbilled and recorded as deferred revenue.

Inventories

Inventory is stated at the lower of cost or net realizable value. Cost is determined on a first-in, first-out (FIFO) method of accounting. All inventory at September 30, 2019 and June 30, 2019, represents goods available for sale. Inventory is mostly comprised of interactive panels. Management estimates $20,000 of obsolete or slow-moving inventory reserves at September 30, 2019 and June 30, 2019.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred and additions and improvements that significantly extend the lives of assets are capitalized. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in operations.

Property and equipment at September 30, 2019 and June 30, 2019 and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures	2-5 years
Equipment	5 years
Vehicles	5 years

Depreciation is provided using the straight-line method over the estimated useful lives of the depreciable assets. Depreciation expense was $7,832 and $89,211 for the three months ended September 30, 2019 and 2018, respectively.

Long-lived Assets

Long-lived assets to be held and used are tested for recoverability whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount over the fair value of the asset.

Goodwill

Goodwill, net of accumulated impairment losses, representing the excess of cost over the net tangible and identifiable assets of acquired businesses, is stated at cost. Goodwill is not amortized, but is reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business.

At each fiscal year-end, the Company performs an impairment analysis of goodwill. The Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances that it is more likely than not that a reporting unit’s carrying value is greater than its fair value, then a goodwill impairment charge is recognized for the amount in excess, not to exceed the total amount of goodwill allocated to that reporting unit.

If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If determined to be impaired, an impairment charge is recorded as a general and administrative expense within the Company’s consolidated statement of operations.

Intangible Assets

Intangible assets are stated at the lower of cost or fair value. Iintangible assets are amortized on a straight-line basis over periods ranging from two to four years, representing the period over which we expect to receive future economic benefits from these assets.  Estimated amortization expense related to intangible assets for the next five years is: $1,072,000 for 2020, $1,072,000 for 2021, $272,000 for 2022, $272,000 for 2023, and $272,000 for 2024.

September 30, 2019
Cost
Finite-lived assets:
Customer list	$ 881,000
Chinese vendor from Interlock	479,000
Noncompete agreement	1,600,000
$ 2,960,000

There were no intangible assets as of June 30, 2019.

Distinguishing Liabilities from Equity

The Company relies on the guidance provided by ASC Topic 480, Distinguishing Liabilities from Equity, to classify certain convertible instruments. The Company first determines whether a financial instrument should be classified as a liability. The Company determines a liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

If the Company determines that a financial instrument should not be classified as a liability, the Company determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet (“temporary equity”). The Company determines temporary equity classification if the redemption of the financial instrument is outside the control of the Company (i.e. at the option of the holder). Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

The Company records financial instruments classified as liability, temporary equity or permanent equity at issuance at the fair value, or cash received.

Subsequent Measurement – Financial Instruments Classified as Liabilities

The Company records the fair value of financial instruments classified as liabilities at each subsequent measurement date.

The changes in fair value of financial instruments classified as liabilities are recorded as other income (expense).

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss from the current year and any adjustment to income taxes payable related to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or subsequently enacted by the year end date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Under the asset and liability method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be utilized.

Research and Development

The Company accounts for research and development (R&D) costs in accordance with the Research and Development topic of the ASC. Under the Research and Development topic of the ASC, all R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third party R&D costs are expensed when the contracted work has been performed.

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions set forth in ASC 718, Stock Compensation, using the modified prospective method. ASC 718 requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant date fair value of those awards. The Company, from time to time, may issue common stock to acquire services or goods from non-employees. Common stock issued to persons other than employees or directors are recorded on the basis of their fair value.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per common share is calculated using the weighted average number of common shares outstanding during the period. The Company's convertible notes and warrants are excluded from the computation of diluted earnings per share as they are anti-dilutive due to the Company's losses during those periods.

Fair Value of Financial Instruments

The Company categorized its fair value measurements within the fair value hierarchy established by generally accepted accounting principles. The hierarchy is based on the valuation inputs used to measure the fair value of the asset. Level 1 inputs are quoted prices in active markets for identical assets; Level 2 inputs are significant other observable inputs; Level 3 inputs are significant unobservable inputs.

As of September 30, 2019 and June 30, 2019, the Company held certain financial assets and liabilities that are required to be measured at fair value on a recurring basis. All such assets and liabilities are considered to be Level 3 in the fair value hierarchy defined above.

Derivative Liabilities

The Company generally does not use derivative financial instruments to hedge exposures to cash flow or market risks. However, certain other financial instruments, such as warrants and embedded conversion features on the convertible debt, are classified as derivative liabilities due to protection provisions within the agreements.  Such financial instruments are initially recorded at fair value using the Monte Carlo model and subsequently adjusted to fair value at the close of each reporting period.  The Company accounts for derivative instruments and debt instruments in accordance with the interpretive guidance of ASC 815, ASU 2017-11, and associated pronouncements related to the classification and measurement of warrants and instruments with conversion featuresand anti-dilution clauses in agreements.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, Leases. This ASU, together with its related clarifying ASUs (collectively “ASU 2016-02”), amended the previous guidance for lease accounting and related disclosure requirements. The new guidance requires the recognition of right-of-use assets and lease liabilities on the consolidated balance sheet for leases with terms greater than 12 months or leases that contain a purchase option that is reasonably certain to be exercised. Lessees are required to classify leases as either finance or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. For leases with a term of 12 months or less, a lessee can make an accounting policy election by class of underlying asset not to recognize an asset and corresponding liability. Lessees will also be required to provide additional qualitative and quantitative disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements and provide additional information about the nature of an organization’s leasing activities. On July 1, 2019, the Company adopted ASU 2016-02 using the modified retrospective method, meaning it has been applied to leases that existed or have been entered into after July 1, 2019, without adjusting comparative periods in the financial statements. The adoption of this standard had no material impact on the financial statement presentation.

In November 2019, the FASB issued ASU No. 2019-08, Compensation – Stock Compensation (Topic 718). This ASU requires that an entity measure and classify share based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with Topic 718. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those years. The Company adopted this standard effective July 1, 2019 with no material impact on the consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. This ASU provides amendments to Topic 326 related to estimating and measuring credit losses. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those years. The Company adopted this standard effective July 1, 2019 with no material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. This ASU provides amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of the measurement uncertainty that should be applied. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those years. The Company adopted this standard effective July 1, 2019 with no material impact on the consolidated financial statements.

Leases

On July 1, 2019, the Company adopted ASU 2016-02, which amended the previous guidance for lease accounting and related disclosure requirements. The new guidance requires the recognition of right-of-use assets and lease liabilities on the balance sheets for leases with terms greater than 12 months or leases that contain a purchase option that is reasonable certain to be exercised. Lessees are required to classify leases as either financing or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

The Company elected to utilize the package of practical expedients in ASC 842-10-65-1(f) that, upon adoption of ASU 2016-02, allows entities to (1) not reassess whether any expired or existing contracts contain leases, (2) retain the classification of leases (e.g., operation or finance lease) existing at the date of adoption and (3) not reassess initial direct costs for any existing leases.

The Company adopted ASU 2016-02 using the modified retrospective method, and accordingly, the new guidance was applied to leases that existed as of July 1, 2019.  The adoption of ASU 2016-02 did not have a material impact on the Company’s balance sheet, result of operations or cash flows.

The Company primarily leases office and warehouse space as well as delivery vehicles used in providing equipment to its customers. The Company’s leases expire through December 2021. Most leases contain renewal options for varying periods, which are at the Company’s sole discretion and included in the expected lease term if they are reasonably certain of being exercised.

Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate to determine the present value of the lease as the rate implicit in the lease is typically not readily determinable.

Short-term leases (leases with an initial term of 12 months or less or leases that are cancellable by the lessee and lessor without significant penalties) are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the term of the lease. The majority of the Company’s short-term leases related to certain property and delivery equipment. These leases are entered into at agreed upon hourly, daily, weekly, or monthly rental rates for an unspecified duration and typically terminate for convenience provision. Such equipment leases are considered short-term in nature unless it is reasonable certain that the equipment will be leased for a term greater than 12 months.